Derivative financial instruments (Details) $ in Millions		9 Months Ended	12 Months Ended
	Apr. 07, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	May 17, 2024	Aug. 01, 2023 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Fair value of option € '000s			€ 581,780,000		€ 485,302,000
Mahigaming LLC
Disclosure of detailed information about financial instruments [line items]
Option consideration | $	$ 2.5	$ 10.0
Final consideration			12,000,000	$ 12.9
T and W Holdings Proprietary Limited
Disclosure of detailed information about financial instruments [line items]
Fair value of option € '000s			300,000
Gain (loss) on designation of financial instrument as measured at fair value through profit or loss because credit derivative is used to manage credit risk			300,000
T and W Holdings Proprietary Limited | Call Option Agreement One
Disclosure of detailed information about financial instruments [line items]
Percentage of voting equity interests acquired (in percent)							51.00%
T and W Holdings Proprietary Limited | Call Option Agreement Two
Disclosure of detailed information about financial instruments [line items]
Percentage of voting equity interests acquired (in percent)							75.00%
DGC
Disclosure of detailed information about financial instruments [line items]
Fair value of option € '000s			56,500,000		42,600,000
Gain (loss) on designation of financial instrument as measured at fair value through profit or loss because credit derivative is used to manage credit risk			(13,100,000)		(28,600,000)	€ (15,100,000)
DGC | Mahigaming LLC
Disclosure of detailed information about financial instruments [line items]
Option consideration			10,000,000
SportCC ApS
Disclosure of detailed information about financial instruments [line items]
Fair value of option € '000s			2,200,000		€ 2,100,000			€ 2,100,000
Gain (loss) on designation of financial instrument as measured at fair value through profit or loss because credit derivative is used to manage credit risk			(100,000)
Option consideration			€ 1,900,000
Percentage of remaining voting equity interests acquired								0.25
Verno Holdings Limited
Disclosure of detailed information about financial instruments [line items]
Equity interests of acquirer						€ 21,400,000